Class A Ordinary Shares Subject To Possible Redemption	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

NOTE 7. CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

The Company’s Class A ordinary shares contain certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of Company’s Class A ordinary shares are entitled to one vote for each share. As of June 30, 2023 and December 31, 2022, there were 5,209,190 and 31,153,000 shares of Class A ordinary shares outstanding, of which 4,056,190, and 30,000,000 shares were subject to possible redemption and are classified outside of permanent equity in the consolidated balance sheets, respectively. On December 28, 2022, a total of 186 shareholders elected to redeem an aggregate of 25,943,810 Class A ordinary shares, representing approximately 83.28% of the issued and outstanding Class A ordinary shares, and 4,056,190 Class A ordinary shares subject to possible redemption remained outstanding. The payment of these shares took place on January 18, 2023.

The Class A ordinary shares subject to possible redemption reflected on the accompanying consolidated balance sheets are reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(12,300,000)
Class A ordinary shares issuance costs	(19,410,782)
Plus:
Accretion of carrying value to redemption value	36,210,782
Increase in redemption value of Class A ordinary shares subject to possible redemption	4,061,515
Class A ordinary shares subject to possible redemption at December 31, 2022	41,860,263
Less:
Redemption of shares	(266,701,252)
Plus:
Accretion of carrying value to redemption value	179,181
Class A ordinary shares subject to possible redemption at March 31, 2023	42,039,444
Plus:
Accretion of carrying value to redemption value	486,691
Class A ordinary shares subject to possible redemption at June 30, 2023	$42,526,135

NOTE 8. CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

The Company’s Class A ordinary shares contain certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 31,153,000 shares of Class A ordinary shares outstanding, of which 30,000,000 shares were subject to possible redemption and are classified outside of permanent equity in the consolidated balance sheets. On December 28, 2022, a total of 186 shareholders elected to redeem an aggregate of 25,943,810 Class A ordinary shares, representing approximately 83.28% of the issued and outstanding Class A ordinary shares. Upon which, there were 4,056,190 Class A ordinary shares subject to possible redemption outstanding. The payment of these shares took place on January 18, 2023.

The Class A ordinary shares subject to possible redemption reflected on the accompanying consolidated balance sheets are reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(12,300,000)
Class A ordinary shares issuance costs	(19,410,782)
Class A ordinary shares tendered for redemption	(266,701,252)
Plus:
Accretion of carrying value to redemption value	36,210,782
Increase in redemption value of Class A ordinary shares subject to possible redemption	4,061,515
Class A ordinary shares subject to possible redemption as of December 31, 2022	$41,860,263